Financial result, net (Details Textual) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial result, net [Abstract]
Interest costs capitalised	$ 191,651	$ 341,209	$ 744,426